Derivatives - Summary of Detailed Information About Hedged Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate Debt Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Liabilities	€ 66	€ 67
Accumulated amount of fair value adjustments on the hedged item, Liabilities	€ (19)	€ (13)
Balance sheet line item	Trust pass-through securities	Trust pass-through securities
Change in fair value of hedged item for ineffectiveness assessment	€ 3	€ 3
Offshore Liability Hedge Program [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Liabilities	12	12
Accumulated amount of fair value adjustments on the hedged item, Liabilities	€ 2	€ 2
Balance sheet line item	Investment contracts without discretionary participating features	Investment contracts without discretionary participating features
Synthetic Asset Fair value hedges [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Carrying amounts, Assets	€ 35	€ 34
Accumulated amount of fair value adjustments on the hedged item, Assets	€ 3	€ 4
Balance sheet line item	Investments	Investments
Change in fair value of hedged item for ineffectiveness assessment	€ (1)	€ 1
Synethetic Asset Cash flow hedges [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(215)	11
Cash flow hedge / currency translation reserve, Continuing hedges	189	87
Life & Health Liability Investment Risk Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(111)	5
Cash flow hedge / currency translation reserve, Continuing hedges	(483)	(348)
Cash flow hedge / currency translation reserve, Discontinued hedges	126	232
Long Term Care (LTC) Liability Hedge Program [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(21)	1
Cash flow hedge / currency translation reserve, Continuing hedges	(38)	(15)
Cash flow hedge / currency translation reserve, Discontinued hedges	1,095	1,085
IMD Payout Hedge [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	31	29
TRS (Vivendi) Hedge [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Discontinued hedges	3	3
Investments in foreign operations [Member] | Net investment hedges [member]
Disclosure of detailed information about hedged items [line items]
Cash flow hedge / currency translation reserve, Continuing hedges	€ (383)	€ (324)